Exploration costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Exploration Expense	$ 26	$ 109	$ 96	$ 178
Mongolia
Exploration Expense	33	45	65	90
Other
Exploration Expense	$ (7)	$ 64	$ 31	$ 88